CERTIFICATION OF
                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL CAL VALUE FUND



ICM SERIES TRUST, ICM/ISABELLE SMALL CAP VALUE FUND (the "Registrant") does hereby certify as follows:

1. This certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated May 1, 2000 filed by the Registrant pursuant to Post-Effective amendment No. 03 (File No. 33-40819; 811-8507), which was filed with the Securities and Exchange Commission on May 1, 2000 (the "Post-Effective Amendment").

3.       The  Post-Effective   Amendment  is  the  most  recent   post-effective
         amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.       The text of the Post-Effective Amendment has been filed electronically.


                                               ICM SERIES TRUST
                                               ICM/ISABELLE SMALL CAP VALUE FUND

                                               /s/ WARREN J. ISABELLE
                                               ---------------------------------
                                               By:  Warren J. Isabelle
                                               Title:  President



Dated:  May 1, 2000